Business and Organization - Additional information (Detail)	Aug. 31, 2017
Citizen
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%
Linn
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%